Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserves for environmental remediation obligations	$ 8.7
Portion of reserves included in current accrued liabilities	$ 238.0	$ 290.3
Maximum
Valuation and Qualifying Accounts Disclosure [Line Items]
Estimated duration of environmental remediation of all sites	30 years
Environmental reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Portion of reserves included in current accrued liabilities	$ 4.7